Condensed financial information of the Company	12 Months Ended
Dec. 31, 2021
Condensed financial information of the Company
Condensed financial information of the Company

26.         Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$962,881,800 as of December 31, 2021 (2020: US$992,290,000).

Condensed Balance Sheets

	December 31
	2020	2021
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	2,463,042	160,209
Short-term investments	—	70,875,668
Other receivables	189,494	21,248
Due from subsidiaries	230,448,376	49,101,879
Total current assets	233,100,912	120,159,004
Investments in subsidiaries	1,447,605,286	1,163,420,854
TOTAL ASSETS	1,680,706,198	1,283,579,858
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	31,210,541	35,216,403
Current portion of long-term bank loan and other debt	606,490,929	726,734,558
Due to subsidiaries	—	266,089,765
Payroll and welfare payables	2,622,544	525,043
Total current liabilities	641,239,592	1,029,481,347
Other long-term debt	373,994,646	—
Total liabilities	1,015,234,238	1,029,481,347
Shareholders' equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding- 107,757,721 shares for 2021 (2020: 106,932,017 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	552,215,071	544,386,509
Retained earnings	229,302,051	(174,242,836)
Total shareholders' equity	665,471,960	254,098,511

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,680,706,198	1,283,579,858

Condensed Statements of Comprehensive Income

	Year ended December 31
	2019	2020	2021
	US$	US$	US$
General and administrative expenses	(9,509,893)	(7,441,398)	(4,965,230)

Operating loss	(9,509,893)	(7,441,398)	(4,965,230)
Interest expense	(107,382,764)	(112,975,103)	(121,289,406)
Interest income	1,682,189	599,544	545,599
Net gain on debt extinguishment	536,011	—	—
Gain/(loss) on short-term investments	27,099	(27,077)	(1,627,139)
Other expenses	(20,106,250)	(4,277,443)	(878,154)
Equity in profit of subsidiaries, net	203,098,135	43,080,569	(289,093,048)
Income/(loss) from operations before income taxes	68,344,527	(81,040,908)	(417,307,378)
Income taxes	—	—	—
Net income/(loss) attributable to common shareholders	68,344,527	(81,040,908)	(417,307,378)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(20,044,827)	67,283,263	17,818,154
Comprehensive income/(loss) attributable to shareholders	48,299,700	(13,757,645)	(399,489,224)

Condensed Statements of Cash Flows

	Year ended December 31
	2019	2020	2021
	US$	US$	US$
Cash flows from operating activities:
Net income/(loss)	68,344,527	(81,040,908)	(417,307,378)
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(203,098,135)	(43,080,570)	289,093,048
Stock based compensation expense	3,782,307	2,848,897	1,625,318
Loss on short-term investments	—	—	1,627,139
Amortization of deferred charges	7,445,276	6,024,220	—
(Gain)/loss on extinguishment of debt	(536,011)	5,583,578	—
Other receivables	654,500	(178,566)	168,246
Other current assets	172,920	77,648	—
Other payable and accrued liabilities	(291,915)	7,281,565	4,000,802
Payroll and welfare payables	(597,023)	402,431	1,363,218
Amount due from related parties	348,076	—	—
Net cash used in operating activities	(123,775,478)	(102,081,705)	(119,429,607)
Cash flows from investing activities:
Investment in short-term investments	—	—	(72,502,807)
Net cash used in investing activities	—	—	(72,502,807)
Cash flows from financing activities:
Changes in due from subsidiaries	212,589,733	224,773,858	447,436,262
Proceeds from short-term bank loans	19,900,000	28,080,000	—
Repayment of current portion of long-term bank loan and other long-term debt	—	—	(128,520,000)
Repayments of long-term bank loans	(110,311,908)	(23,078,000)	—
Proceeds from long-term bank loans	100,440,000	—	—
Proceeds from other long-term debts	300,000,000	378,852,273	270,000,000
Repayment of other long-term debts	(413,300,000)	(508,900,000)	(390,958,220)
Purchase of treasury shares	(26,080,876)	(2,483,896)	—
Dividends to shareholders	(19,647,356)	(14,284,148)	(4,055,664)
Payment of financing cost	(2,075,789)	(7,141,511)	(4,272,797)
Purchase of shares under RSU plan	(2,920,216)	—	—
Proceeds from exercise of stock options	166,480	134,790	—
Net cash provided by financing activities	58,760,068	75,953,366	189,629,581
Net decrease in cash and cash equivalents	(65,015,410)	(26,128,339)	(2,302,833)
Cash and cash equivalents, at the beginning of the year	93,606,791	28,591,381	2,463,042

Cash and cash equivalents, at end of the period	28,591,381	2,463,042	160,209

(a)         Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)         Related party transactions

As of December 31, 2020, the Company had US$181,346,497 due from its wholly-owned subsidiaries. As of December 31, 2021, the Company had US$266,089,765 due to its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balance on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company will provide a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2018 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2021, the Company has US$116,656,089 (2020: US$116,656,089) including accrued interest of US$67,554,210 (2020: US$67,554,210), due from XIN Development under this loan facility.

(c)         Commitments

Except for those disclosed in the Company’s condensed financial information, the Company does not have significant commitments or long-term obligations as of the period end presented.